FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	$ 1,360	$ 1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair Value Measurements Using Level 2 | Debt securities
Assets:
AFS	21,595	14,457
Fair Value Measurements Using Level 2 | Mortgage-backed securities
Assets:
AFS	326	2,752
Fair value on recurring basis | Total
Assets:
Total assets	23,281	18,885
Liabilities:
Total liabilities	1,360	1,676
Fair value on recurring basis | Total | Interest-rate swap
Assets:
Derivative assets	1,360	1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair value on recurring basis | Total | Debt securities
Assets:
AFS	21,595	14,457
Fair value on recurring basis | Total | Mortgage-backed securities
Assets:
AFS	326	2,752
Fair value on recurring basis | Fair Value Measurements Using Level 2
Assets:
Total assets	23,281	18,885
Liabilities:
Total liabilities	1,360	1,676
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Interest-rate swap
Assets:
Derivative assets	1,360	1,676
Liabilities:
Derivative liabilities	1,360	1,676
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Debt securities
Assets:
AFS	21,595	14,457
Fair value on recurring basis | Fair Value Measurements Using Level 2 | Mortgage-backed securities
Assets:
AFS	$ 326	$ 2,752